Loans Receivable (Details)							1 Months Ended		6 Months Ended
	Oct. 29, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Jul. 01, 2025 USD ($)	Jul. 01, 2025 CNY (¥)	Apr. 29, 2025 USD ($)	Jan. 17, 2024 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Apr. 29, 2025 CNY (¥)	Jan. 17, 2024 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loans Receivable [Line Items]
Loan amount | ¥											¥ 30,000,000
Loan repaid								¥ 3,000,000	$ (139,595)		¥ 1,000,000
Outstanding loans									$ 5,165,001	$ 5,068,979
Borrowing term									20 years		20 years
Production cost									$ 1,306,000
Interest of loans					1.00%
Maturity date						Jul. 16, 2024							Jul. 16, 2024
Repayment loan receivable			$ (69,797)	¥ 500,000
Interest income									$ 313,590	$ 554,700
Maturity date									Jun. 28, 2025		Jun. 28, 2025
Forecast [Member]
Loans Receivable [Line Items]
Remaining loan receivable	$ (209,392)	¥ 1,500,000
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount						$ 279,189							¥ 2,000,000
Interest of loans						1.00%
Guangzhou Ruilide Information System Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount					$ 418,784							¥ 3,000,000
Third Party Loan [Member]
Loans Receivable [Line Items]
Loan amount														$ 977,162	¥ 7,000,000	$ 418,784	¥ 3,000,000	$ 4,187,839	¥ 30,000,000
Interest rate									12.00%		12.00%
Interest amount							$ 16,751	¥ 120,000
Loans Receivable [Member]
Loans Receivable [Line Items]
Loan amount | ¥											¥ 7,000,000